EMPLOYEE BENEFITS (Details 18) - Post Employment Healthcare Benefits [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Year 1	R$ 55,486	R$ 66,468
Year 2	52,333	62,452
Year 3	49,160	58,572
Year 4	45,963	54,760
Year 5	42,760	51,020
Next 5 years	167,691	202,310
Total forecast payments	R$ 413,393	R$ 495,582